UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23857

First Trust Hedged Strategies Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST HEDGED STRATEGIES FUND

Class A Shares – HDGAX

Class I Shares – HFLEX

Semi-Annual Report

September 30, 2023

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

First Trust Hedged Strategies Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Hedged Strategies Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Hedged Strategies Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS – 98.9%
N/A1	BBCM Onshore Fund LP (Broad Bay)2	$2,615,216
N/A1	Dorsal Capital Partners LP2	2,657,814
N/A1	DSC Meridian Credit Opportunities Fund LP2	4,605,481
N/A1	Eisler Capital Multi Strategy Fund Ltd.2	2,540,575
N/A1	Hudson Bay Fund, LP2	2,794,196
N/A1	Linden Investors LP2	4,181,264
N/A1	Old Orchard Credit Fund Ltd.2	991,176
N/A1	Point72 Capital Class A LP2	3,035,001
N/A1	Prana Absolute Return Fund LP2	2,660,175
N/A1	RA Capital Healthcare Fund, LP2	1,933,513
N/A1	RA Capital Healthcare Side Pocket Receivable2	884,890
N/A1	RiverNorth Capital Partners, L.P.2	1,624,701
N/A1	RiverNorth Inst. Partners, L.P.2	1,625,047
N/A1	Sachem Head LP2	2,917,995
N/A1	Sofinnova BioEquities LP2	2,790,492
N/A1	Walleye Opportunities Fund LP2	3,771,423
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $33,491,164)	41,628,959
	SHORT-TERM INVESTMENTS – 5.6%
2,357,350	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 5.27%3	2,357,350
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,357,350)	2,357,350
	TOTAL INVESTMENTS – 104.5% (Cost $35,848,514)	43,986,309
	Liabilities in Excess of Other Assets – 4.5%	(1,883,113)
	TOTAL NET ASSETS – 100.0%	$42,103,196
LP – Limited Partnership
1 Investment does not issue shares.
2 The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located in Note 8.
3 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Securities With Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
BBCM Onshore Fund LP (Broad Bay)1	Quarterly2	65 Days	$2,466,030	$2,615,216	8/1/2020
Dorsal Capital Partners LP1	Quarterly	45 Days	1,901,664	2,657,814	7/1/2017
DSC Meridian Credit Opportunities Fund LP1	Quarterly3	65 Days	3,528,116	4,605,481	7/1/2018
Eisler Capital Multi Strategy Fund Ltd.1	Quarterly3	65 Days	2,500,000	2,540,575	7/1/2023
Hudson Bay Fund, LP1	Quarterly3,4	65 Days	2,483,932	2,794,196	1/1/2021
Linden Investors LP1	Quarterly3	65 Days	2,524,767	4,181,264	7/1/2017
Old Orchard Credit Fund Ltd.1	Quarterly3	65 Days	1,000,000	991,176	8/31/2023
Point72 Capital Class A LP1	Quarterly3	45 Days	3,000,000	3,035,001	7/24/2023
Prana Absolute Return Fund LP1	Quarterly	50 Days	2,538,463	2,660,175	1/1/2022
RA Capital Healthcare Fund, LP1	Quarterly5	95 Days	1,548,603	1,933,513	7/1/2017
RA Capital Healthcare Side Pocket Receivable1	Not permitted	N/A	—	884,890	7/1/2023
RiverNorth Capital Partners, L.P.1	Quarterly5	65 Days	1,309,235	1,624,701	1/1/2022
RiverNorth Inst. Partners, L.P.1	Monthly5	65 Days	1,338,755	1,625,047	7/1/2017
Sachem Head LP1	Quarterly3	70 Days	2,243,549	2,917,995	7/1/2017
Sofinnova BioEquities LP1	Quarterly	65 Days	2,076,770	2,790,492	6/1/2018
Walleye Opportunities Fund LP1	Monthly3	30 Days	3,031,279	3,771,423	10/1/2018
Totals:			$33,491,164	$41,628,959

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Private Investment Fund.
3 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
4 The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.
5 The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10 – 25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
SUMMARY OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net assets
Private Investment Funds	98.9%
Short-Term Investments	5.6%
Total Investments	104.5%
Liabilities in Excess of Other Assets	4.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $35,848,514)	$43,986,309
Receivables:
Investment securities sold	245,353
Deferred organizational and offering costs (see Note 2)	171,278
Fund shares sold	1,980
Dividends and interest	1,248
Prepaid expenses	66,978
Total assets	44,473,146
Liabilities:
Payables:
Loan Payable	1,875,666
Miscellaneous Payable	373,051
Advisory fees	19,619
Legal	37,567
Distribution fees – Class I & Class A (Note 3)	20,682
Auditing fees	13,480
Director fees	10,110
Chief Compliance Officer fees	5,318
Tax service fees	4,886
Fund services expense	4,224
Shareholder reporting fees	3,791
Accrued other expenses	1,556
Total liabilities	2,369,950
Net Assets	$42,103,196
Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$33,173,873
Total distributable earnings	8,929,323
Net Assets	$42,103,196
Class A Shares:
Net assets applicable to shares outstanding	$1,001
Shares of beneficial interest issued and outstanding	100
Redemption price per share	$10.01
Maximum sales charge (4.50% of offering price)	$0.47
Maximum offering price to public	$10.48
Class I Shares:
Net assets applicable to shares outstanding	$42,102,195
Shares of beneficial interest issued and outstanding	4,202,103
Net asset value, offering and redemption price per share	$10.02
See accompanying Notes to the Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF OPERATIONS
For the Period July 3, 2023 (commencement of operations) to September 30, 2023 (Unaudited)

Investment Income:
Interest	$5,007
Total investment income	5,007
Expenses:
Advisory fees	105,545
Loan Expense	52,931
Offering costs (see Note 2)	40,339
Legal fees	38,755
Distribution fees (Note 3)	25,132
Auditing fees	13,480
Trustees’ fees and expenses	10,110
Fund services expense	7,561
Chief Compliance Officer fees	5,318
Tax services	4,886
Shareholder reporting fees	3,791
Registration fees	1,557
Miscellaneous	337
Total expenses	309,742
Advisory fees waived	(85,926)
Net expenses	223,816
Net investment loss	(218,809)
Realized and Unrealized loss:
Net realized gain on investments	1,010,336
Net change in unrealized appreciation/depreciation on investments	8,137,796
Net realized and unrealized loss on investments	9,148,132
Net Decrease in Net Assets from Operations	$8,929,323
See accompanying Notes to the Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the Period July 3, 20231 Through September 30, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$(218,809)
Net realized gain (loss) on investments	1,010,336
Net change in unrealized appreciation/depreciation on investments	8,137,796
Net increase (decrease) resulting from operations	8,929,323
Distributions to Shareholders	—
Total distributions to shareholders	—
Capital Transactions:
Net proceeds from shares sold:
Class I	5,221,706
Class A	1,000
Capital issued in connection with reorganization of Fund (Note 1):
Class I	32,267,975
Adjustment to Capital issued in connection with reorganization of Fund (Note 1)
Class I	(4,316,808)
Reinvestment of distributions:
Class I	—
Class A	—
Cost of shares repurchased:
Class I	—
Class A	—
Net increase (decrease) resulting from capital transactions	33,173,873
Total increase (decrease) in net assets	42,103,196
Net Assets
Beginning of period	—
End of period	$42,103,196
Capital Share Transactions:
Shares sold:
Class I	519,427
Class A	100
Shares issued in connection with reorganization of Fund (Note 1):
Class I	4,222,852
Adjustment to Capital issued in connection with reorganization of Fund (Note 1)
Class I	(540,176)
Shares reinvested:
Class I	—
Class A	—
Shares repurchased:
Class I	—
Class A	—
Net increase (decrease) in capital share transactions	4,202,203

1 Commencement of operations
See accompanying Notes to the Financial Statements.

First Trust Hedged Strategies Fund
STATEMENT OF CASH FLOWS
For the Period July 3, 2023 (commencement of operations) to September 30, 2023 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$8,929,323
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(6,500,000)
Sales of long-term portfolio investments	6,041,794
Purchase/Sales of short-term investments, net	(2,357,350)
Increase in dividends and interest	(1,248)
Increase in deferred organizational and offering costs (see Note 2)	(171,278)
Increase in prepaid expenses	(66,978)
Increase in auditing fees	13,480
Increase in miscellaneous payable	373,051
Increase in loan payable	1,875,666
Increase in advisory fees	19,619
Increase in legal fees	37,567
Increase in director fees	10,110
Increase in distribution fees (Note 3)	20,682
Increase in shareholder reporting fees	3,791
Increase in chief compliance officer fees	5,318
Increase in fund services expense	4,224
Increase in tax service fees	4,886
Increase in accrued other expenses	1,556
Net gain loss on investments	(1,010,336)
Net change in unrealized appreciation/depreciation on investments	(8,137,796)
Net cash used for operating activities	(903,918)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	5,220,726
Adjustment to Capital issued in connection with reorganization of Fund (Note 1)	(4,316,808)
Redemption of shares	—
Dividends paid to shareholders, net of reinvestments	—
Net cash used for financing activities	903,918
Net increase in cash	(0)
Cash:
Beginning of period	—
End of period	$—
Supplemental disclosure of non-cash activities:
Capital issued in connection with reorganization of Fund (Note 1):	$32,267,975
See accompanying Notes to the Financial Statements.

First Trust Hedged Strategies Fund
FINANCIAL HIGHLIGHTS
Class I (Unaudited)

Per share operating performance.
For a capital share outstanding throughout each period.
For the Period July 3, 2023* Through September 30, 2023
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	(0.05)
Net realized and unrealized loss on investments	0.07
Total from investment operations	0.02
Net asset value, end of period	$10.02
Total return2	0.20%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,102
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed3	3.08%
After fees waived and expenses absorbed3	2.23%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed3	(3.03)%
After fees waived and expenses absorbed3	(2.18)%
Portfolio turnover rate2	15%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not Annualized.
3 Annualized.
See accompanying Notes to the Financial Statements.

First Trust Hedged Strategies Fund
FINANCIAL HIGHLIGHTS
Class A (Unaudited)

Per share operating performance.
For a capital share outstanding throughout each period.
For the Period July 3, 2023* Through September 30, 2023
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income1	(0.08)
Net realized and unrealized loss on investments	0.09
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return2	0.10%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed3	4.07%
After fees waived and expenses absorbed3	3.22%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed3	(4.02)%
After fees waived and expenses absorbed3	(3.17)%
Portfolio turnover rate2	15%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not Annualized.
3 Annualized.
See accompanying Notes to the Financial Statements.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

Note 1 — Organization
First Trust Hedged Strategies Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated March 22, 2023 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers two separate classes of shares of beneficial interest (the “Shares”) in Class I Shares and Class A Shares.
The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund is a fund of hedge funds and seeks to invest primarily in private investment funds, or commonly known as “hedge funds,” managed by multiple third-party investment managers (“Underlying Managers”) that employ a variety of alternative investment strategies (“Underlying Funds”). Because Underlying Funds following alternative investment strategies (whether hedged or not) are often described as “hedge funds,” the investment program of the Fund can be referred to as a fund of hedge funds.
The Fund commenced public offering of both Class I and Class A shares on July 3, 2023. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Passport Select: Model Class of FT Alternative Platform I LLC (the “Predecessor Fund”), reorganized with and transferred substantially all its assets into the Fund. During the period there was a $(4,316,808) adjustment made to the initial capital of $32,267,975 that was issued in connection with the reorganization of the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same Investment Adviser and portfolio managers.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
As a general matter, the fair value of the Fund’s interest in an Underlying Fund (i.e., generally a private funds that is excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Valuation Designee values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of an Underlying Fund.
Between the periodic valuation periods, the NAVs of such Underlying Funds are adjusted daily based on the total return that each Underlying Fund is estimated by the Valuation Designee to generate during the period. The Valuation Designee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Underlying Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments of the Board or the Valuation Committee regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year. Therefore, no provision is made for federal

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the Commencement of Operations through September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d) Distributions to Shareholders
The Fund intends to pay distributions at least annually on the Shares representing substantially all of the net investment income and net capital gains, if any, earned each year (the “Distribution Policy”). The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gains.
A Shareholder whose shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”). Unless a Shareholder elects to receive cash by contacting UMBFS, all income dividends and/or capital gains distributions declared on Shares will be automatically reinvested in full or fractional Shares at the Fund’s then current NAV.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

(e) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund; drafting of bylaws and administration, custody and transfer agency agreements; legal services in connection with the initial meeting of trustees; and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement; the costs of preparation, review and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are approximately $74,524 and $137,093, respectively, of which $74,524 and $96,754 of the organizational costs and offering costs, respectively, remain to be deferred.
Organizational costs incurred by the Fund are being reimbursed by the Investment Adviser and are subject to recoupment by the Investment Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a monthly fee equal to 1.05% on an annualized basis of the Fund’s average daily net assets during the month (the “Investment Management Fee”), subject to certain adjustments.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses)) do not exceed 2.45% and 1.70% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”) for an initial term ending May 31, 2024 (“Initial Term”). The Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Investment Adviser. After the Initial Term, the Expense Limitation and Reimbursement Agreement may be terminated by the Fund or the Investment Adviser upon 30 days’ written notice. Unless it is terminated, the Expense Limitation and Reimbursement Agreement automatically renews from year to year. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.45% and 1.70% for the Class A Shares and Class I Shares, respectively. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of the Waiver and the expense limit at the time of the recoupment.
For the period ended September 30, 2023, the Investment Adviser has waived $85,926 in advisory fees. For a period not to exceed three years from the date on which a Waiver is made or Fund expenses absorbed by the Investment Adviser, the Investment Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. At September 30, 2023, the amount of these potentially recoverable expenses was $85,926. The Investment Adviser may recapture all or a portion of this amount no later than March 31, 2027.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Pursuant to exemptive relief from the SEC, the Fund has adopted a distribution and service plan for Class A and Class I Shares (the “Distribution and Servicing Plan”). The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the Investment Company Act. Pursuant to the Distribution and Service Plan, the Fund paid $3, and $25,129 as Distribution and Servicing Fee for Class A Shares and Class I Shares respectively, as reported on the Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the UMBFS. For the period ended September 30, 2023, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2023 are reported on the Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the period ended September 30, 2023 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At September 30, 2023, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$35,483,352
Gross unrealized appreciation	$8,511,781
Gross unrealized depreciation	(8,824)
Net unrealized appreciation on investments	$8,502,957
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$850,693	$(850,693)

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(424,328)
Net unrealized appreciation on investments	8,502,958
Total accumulated earnings	$8,078,630
The tax character of distributions paid during the period ended September 30, 2023 were as follows:
Distribution paid from:	2023
Ordinary income	$—
Net long-term capital gains	—
Total taxable distributions	$—
As of September 30, 2023, the Fund had $270,990 of long-term capital loss carryovers.
Note 5 — Investment Transactions
For the period ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $6,500,000 and $6,287,147, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about January 5, April 5, July 5 and October 5 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their NAV as determined as of approximately January 5, April 5, July 5 and October 5, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.
There were no repurchase offers conducted for the period ended September 30, 2023.
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Private Investment Funds with a fair value of $41,628,959 are excluded from the fair value hierarchy as of September 30, 2023.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Private Investment Funds	$—	$—	$41,628,959	$41,628,959
Short-Term Investments	2,357,350	—	—	2,357,350
Subtotal	$2,357,350	$—	$41,628,959	$43,986,309
Total Investments				$43,986,309
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Private Investments Funds	$41,628,959	Adjusted Net Asset Value	Reported net asset/fair value adjustments	N/A

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 9 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement provides for borrowings on a committed basis in an aggregate principal amount up to $3,000,000, which amount may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is June 27, 2024. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund. The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage.
For the period ended September 30, 2023, the Fund incurred costs related to the setup and maintenance of the Credit Agreement (the “Loan expense”) as reported on the Statement of Operations. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the ninety (90) days the Fund had outstanding borrowings were 8.94%, $2,368,333, $3,000,000, and $52,931, respectively. As of September 30, 2023 the Fund had $1,900,000 in outstanding borrowings.
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
The global outbreak of coronavirus (“COVID-19”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance. Moreover, this crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.
Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. Further, a majority of USD LIBOR settings ceased publication after June 30, 2023. As

First Trust Hedged Strategies Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.
The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.
Note 11 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The accounting standard update clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its financial statements, but the impact of the adoption is not expected to be material.
Note 12 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated and determined that there have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

First Trust Hedged Strategies Fund
FUND INFORMATION
September 30, 2023 (Unaudited)

Approval of Investment Management Agreement
At a meeting of the Board of Trustees (the “Board”) held on April 24, 2023 (the “Meeting”), the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the investment management agreement between First Trust Capital Management L.P. (the “Investment Manager”) and the Fund (the “Investment Management Agreement”).
In advance of the Meeting, the Board requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. Among other things, the Board reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement. Nor are the items described herein all encompassing of the matters considered by the Board. Pursuant to relief granted by the U.S. Securities and Exchange Commission (“the SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference.
The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.
Nature, Extent and Quality of Services
The Board reviewed and considered the nature, extent and quality of the investment advisory services proposed to be provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature, extent and quality of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel were well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including those used to determine the value of the Fund’s investments. Based on their review, the Trustees concluded that the nature, extent and quality of services expected to be provided to the Fund under the Investment Management Agreement was satisfactory.
Performance
The Board considered the investment experience of the Investment Manager. The Board noted that the Investment Manager acted as investment adviser to investment products with similar investment objectives and strategies as the Fund and reviewed relevant performance history. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.
Fees and Expenses
The Board reviewed the proposed advisory fee rates and estimated total expense ratio of the Fund. The Board compared the advisory fees and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds prepared by an independent third party. In addition, the Board noted that the Investment Manager proposed to contractually limit total annual

First Trust Hedged Strategies Fund
FUND INFORMATION — Continued
September 30, 2023 (Unaudited)

operating expenses for at least one year. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.
Breakpoints and Economies of Scale
The Board reviewed the structure of the Fund’s advisory fees. The Board noted that the Fund’s advisory fees did not have breakpoints, and the Fund would not benefit from economies of scale as the Fund grew. The Board considered that the Investment Manager proposed to limit expenses of the Fund for at least one year and concluded that the advisory fees were reasonable and satisfactory in light of the services provided.
Profitability of Investment Manager
The Board considered and reviewed pro-forma information concerning the estimated costs to be incurred and profits expected to be realized by the Investment Manager from its relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.
Ancillary Benefits and Other Factors
The Board also discussed other benefits to be received by the Investment Manager from the management of the Fund, including, the ability to market other funds managed by the Investment Manager, and reputational benefits. The Board considered that: (i) an affiliate of the Investment Manager was proposed as the Fund’s distributor and would receive certain fees in its role as the distributor and for other services related to the Fund, which would be paid by the Investment Manager; and (ii) an affiliate of the Investment Manager would receive a management fee for assets held in the Fund by such affiliate’s wealth management clients. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator or custodian and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of any fall-out benefits.
General Conclusion
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

First Trust Hedged Strategies Fund
FUND INFORMATION — Continued
September 30, 2023 (Unaudited)

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Hedged Strategies Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
	TICKER	CUSIP
First Trust Hedged Strategies Fund – Class A Shares	HDGAX	336935101
First Trust Hedged Strategies Fund – Class I Shares	HFLEX	336935200

First Trust Hedged Strategies Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Hedged Strategies Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Hedged Strategies Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2023

* Print the name and title of each signing officer under his or her signature.